Note 6 - Advances To Registered Representatives	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
NOTE 7. ADVANCES TO REGISTERED REPRESENTATIVES

An analysis of advances to registered representatives for the quarter ended December 31, 2012 is as follows:

Advances to Registered Representative
Balance, September 30, 2012	$890,000
Advances	25,000
Amortization or repayment of advances	(82,000)
Balance, December 31, 2012	$833,000

There were no unamortized advances outstanding attributable to registered representatives who ended their affiliation with National Securities prior to the fulfillment of their obligation.

NOTE 6. ADVANCES TO REGISTERED REPRESENTATIVES

An analysis of advances to registered representatives for the fiscal years ended September 30, 2012 and 2011 is as follows:

Advances to Registered Representative
Balance, September 30, 2010	$1,441,000
Advances	78,000
Amortization or repayment of advances	(567,000)
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	$890,000

There were no unamortized advances outstanding at September 30, 2012 and 2011 attributable to registered representatives who ended their affiliation with National Securities prior to the fulfillment of their obligation.